Related Party Transactions - Transactions with related parties (Details) - EUR (€)				12 Months Ended
	Oct. 08, 2021	Sep. 01, 2021	Jun. 09, 2021	Dec. 31, 2022
Related Party Transactions
Description of related party transaction by percentage of share capital				3.00%
Olivier Taelman
Related Party Transactions
Annual fee		€ 450,000
Notice period for termination of consulting agreement		3 months
Supplement term per completed year of services under the Agreement		1 month
Maximum total notice period		9 months
Loc Moreau
Related Party Transactions
Base salary	€ 225,000
Maximum annual cash bonus	€ 100,000
MINV SA
Related Party Transactions
Annual fee			€ 60,000